Condensed Schedules Of Investments (The Series Of The Frontier Fund - Parenthetical) (The Series Of The Frontier Fund [Member], USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Cost of Investment in Berkeley Quantitative Colorado Fund L L C	$ 8,487,603		$ 10,000,000
U.S. Treasury Note 4.000% Due 02/15/2015 [Member]
Face Value	36,700,000	[1]	36,700,000	[1]
Rate	4.00%		4.00%
Cost	38,016,039		38,016,039
Debt Instrument, Maturity Date	Feb. 15, 2015		Feb. 15, 2015
U.S. Treasury Note 3.875% Due 02/15/2013 [Member]
Face Value	36,500,000	[1]	36,500,000	[1]
Rate	3.875%		3.875%
Cost	$ 38,125,391		$ 38,125,391
Debt Instrument, Maturity Date	Feb. 15, 2013		Feb. 15, 2013
Long Futures Contracts [Member] | Light Crude Oil Settling 1/1/13 (Number Of Contracts: 841) [Member]
Number of Contracts	841
Settling	Jan. 01, 2013
Long Futures Contracts [Member] | Light Crude Oil Settling 11/1/12 (Number Of Contracts: 841) [Member]
Number of Contracts	841
Settling	Nov. 01, 2012
Long Futures Contracts [Member] | Light Crude Oil Settling 9/1/13 (Number Of Contracts: 1,002) [Member]
Number of Contracts	1,002
Settling	Sep. 01, 2013
Long Futures Contracts [Member] | Heating Oil Settling 9/1/12 (Number Of Contracts: 393) [Member]
Number of Contracts	393
Settling	Sep. 01, 2012
Long Futures Contracts [Member] | NYM RBOB Gas Settling 5/1/12 (Number Of Contracts: 238) [Member]
Number of Contracts	238
Settling	May 01, 2012
Long Futures Contracts [Member] | NYM RBOB Gas Settling 6/1/12 (Number Of Contracts: 330) [Member]
Number of Contracts	330
Settling	Jun. 01, 2012
Long Futures Contracts [Member] | ICE Brent Crude Oil Settling 12/1/13 (Number Of Contracts: 1,35) [Member]
Number of Contracts	135
Settling	Dec. 01, 2013
Long Futures Contracts [Member] | Silver @ COMEX Settling 12/1/13 (Number Of Contracts: 152) [Member]
Number of Contracts	152
Settling	Dec. 01, 2013
Long Futures Contracts [Member] | Coffee @ CSCE Settling 12/1/12 (Number Of Contracts: 151) [Member]
Number of Contracts	151
Settling	Dec. 01, 2012
Long Futures Contracts [Member] | Corn Settling 12/1/12 (Number Of Contracts: 1,525) [Member]
Number of Contracts	1,525
Settling	Dec. 01, 2012
Long Futures Contracts [Member] | Copper @ LME Settling 3/16/2011 (Number Of Contracts: 215) [Member]
Number of Contracts			215
Settling			Mar. 16, 2011
Options Purchased [Member] | Copper @ LME Settling 3/1/2011, Call @ 8,400 (Number Of Contracts: 131) [Member]
Number of Contracts			131
Settling			Mar. 01, 2011
Call			8,400
Short Futures Contracts [Member] | Light Crude Oil Settling 12/1/12 (Number Of Contracts: 218) [Member]
Number of Contracts	218
Settling	Dec. 01, 2012
Short Futures Contracts [Member] | Light Crude Oil Settling 12/1/13 (Number Of Contracts: 842) [Member]
Number of Contracts	842
Settling	Dec. 01, 2013
Short Futures Contracts [Member] | Heating Oil Settling 6/1/12 (Number Of Contracts: 373) [Member]
Number of Contracts	373
Settling	Jun. 01, 2012
Short Futures Contracts [Member] | NYM RBOB Gas Settling 4/1/12 (Number Of Contracts: 2,123) [Member]
Number of Contracts	2,123
Settling	Apr. 01, 2012
Short Futures Contracts [Member] | ICE Brent Crude Oil Settling 12/1/12 (Number Of Contracts 78) [Member]
Number of Contracts	78
Settling	Dec. 01, 2012
Short Futures Contracts [Member] | Silver @ COMEX Settling 12/1/12 (Number Of Contracts: 152) [Member]
Number of Contracts	152
Settling	Dec. 01, 2012
Short Futures Contracts [Member] | Corn Settling 7/1/12 (Number Of Contracts: 1,123) [Member]
Number of Contracts	1,123
Settling	Jul. 01, 2012
Short Futures Contracts [Member] | Corn Settling 9/1/12 (Number Of Contracts: 288) [Member]
Number of Contracts	288
Settling	Sep. 01, 2012
Short Futures Contracts [Member] | Copper @ Comex Settling 3/1/2011 (Number Of Contracts: 265) [Member]
Number of Contracts			265
Settling			Mar. 01, 2011
Short Futures Contracts [Member] | Copper @ LME Settling 3/16/2011 (Number Of Contracts: 204) [Member]
Number of Contracts			204
Settling			Mar. 16, 2011
Swaps [Member] | Option Basket Balance Series (Termination Date 11/6/12) [Member]
Termination date			Nov. 06, 2012
Swaps [Member] | Option Basket Currency Series (Termination Date 1/26/13) [Member]
Termination date			Jan. 26, 2013
Swaps [Member] | Reuters/Jeffries CRB Index (Termination Date 2/28/11) [Member]
Termination date			Feb. 28, 2011
Swaps [Member] | Jeffries Commodity Performance Index (Termination Date 2/28/11) [Member]
Termination date			Feb. 28, 2011
Swaps [Member] | Total Return Option Basket Swap (Termination Date 11/6/12) [Member]
Termination date			Nov. 06, 2012
Swaps [Member] | Total Return Option Basket Swap (Termination Date 6/30/16) [Member]
Termination date			Jun. 30, 2016
Swaps [Member] | Total Return Option Basket Swap (Termination Date 6/6/14) [Member]
Termination date			Jun. 06, 2014

[1]	Assets have been allocated to Series based on net assets which include inter-Series investments.